UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         11-12-10
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:  $   77,969
                                         -----------
                                         (thousands)

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                      sec
                               September 30, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LIMITED                    COM              h0023r105   2912    50000   SH       Sole                   50000
Berkshire Hthwy CL B           COM              084670207  15212   183984   SH       Sole                  183984
EVEREST RE GROUP LTD           COM              g3223r108   3459    40000   SH       Sole                   40000
Expeditors Intl Wash           COM              302130109   2674    57845   SH       Sole                   57845
FREEPORT MCMORAN COPPER & GOLD COM              35671d857    213     2500   SH       Sole                    2500
Goldman Sachs Group            COM              38141g104   1515    10480   SH       Sole                   10480
Homefed                        COM              43739d307   3478   144927   SH       Sole                  144927
Imperial Metals Corp           COM              452892102   7574   341000   SH       Sole                  341000
Johnson & Johnson              COM              478160104   3360    54228   SH       Sole                   54228
Leucadia                       COM              527288104   4496   190350   SH       Sole                  190350
McDonalds                      COM              580135101  13474   180840   SH       Sole                  180840
Metro Bancorp                  COM              59161r101   1807   173909   SH       Sole                  173909
REPUBLIC FIRST BANCORP INC     COM              760416107   1361   671000   SH       Sole                  671000
Ritchie Bros.                  COM              767744105   2402   115630   SH       Sole                  115630
SIGNATURE GROUP HOLDINGS       COM              82670c100    345   500000   SH       Sole                  500000
Target                         COM              87612e106   2018    37760   SH       Sole                   37760
WR Berkley                     COM              084423102   7703   284575   SH       Sole                  284575
Walgreen                       COM              931422109   3965   118350   SH       Sole                  118350
REPORT SUMMARY                 18 DATA RECORDS             77969            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED